Short-Term and Long-Term Borrowings (Details 2) - USD ($)		Dec. 31, 2017		Dec. 31, 2016
Debt Instrument [Line Items]
2018		$ 83,333
Total		1,801,887		$ 836,471
Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
Total	[1]	748,132		836,471
East West Bank - long term [Member]
Debt Instrument [Line Items]
Total		916,667	[2]
Machinery and Equipment Loan Agreement [Member] | Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
2018		88,339
2019		89,898
2020		91,484
2021		93,098
2022		94,740
Thereafter		378,912
Total		836,471
Delayed Draw Term Loan Agreement [Member] | East West Bank - long term [Member]
Debt Instrument [Line Items]
2018		83,333
2019		200,000
2020		200,000
2021		200,000
2022		200,000
Thereafter		116,667
Total		$ 1,000,000

[1]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2017, the amount of long-term borrowing was $836,471, and it consists of $88,339 of which is due within a year and $748,132 due over a year.
[2]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $41,900 for one year with an initial interest rate of 4.19% per annum. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at June 30th and December 31th. Fuling USA was in compliance as of December 31, 2017. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum. As of December 31, 2017, the amount of long-term borrowing was $1,000,000, and it consists of $83,333 of which is due within a year and $916,667 which is due over a year.